Note 12 - Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Note 12 - Stockholders' Equity (Tables) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	For the three months ended June 30,		For the six months ended June 30,
	2014	2013	2014	2013
	(Successor)	(Predecessor)	(Successor)	(Predecessor)

Foreign currency translation adjustment	$-	$-	$-	$-
Unrealized gain loss on available for sale securities	(20)	33	(2)	(17)
Pension and postretirement plans	-	-	11	-
Derivative valuation	73	(45)	63	227
Income tax benefit (provision) related to other comprehensive income	$53	$(12)	$72	$210

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Foreign currency translation adjustments	$(659)	$3,317
Pension and postretirement benefit plans, net of tax	1,784	(33,908)
Foreign currency hedges - derivative valuation, net of tax	100	217
Avaialble for sale securities, net of tax	40	104
Accumulated other comprehensive income (loss)	$1,265	$(30,270)

Successor [Member]
Note 12 - Stockholders' Equity (Tables) [Line Items]
Schedule of Stockholders Equity [Table Text Block]
Successor

	Preferred Stock		Common Stock
	Shares	Amount	Shares	Amount	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total Stockholders' Equity	Non- controlling interest	Total equity

Balance at December 31, 2013	2,000,000	$-	103,571,941	$-	$1,212,038	$(194,222)	$1,265	$1,019,081	$96,021	$1,115,102
Impact of Domestication	-	20	-	1,016	(1,036)	-	-	-	-	-
Issuance of common shares @ $11.00 per share on January 5, 2014	-	-	3,959	-	44	-	-	44	-	44
Exercise of warrants for common shares @ $11.50 per share	-	-	16,244,694	163	186,652	-	-	186,815	-	186,815
Issuance of common shares @$19.00 per share in connection with Private Placement Offering			15,800,000	158	300,042	-	-	300,200	-	300,200
Issuance costs in connection with Private Placement Offering	-	-	-	-	(13,433)	-	-	(13,433)	-	(13,433)
Issuance of common shares @$11.00 per share in connection with 401(k) Exchange Agreement	-	-	1,670,386	16	18,358	-	-	18,374	-	18,374
Recovery of short swing profits, net	-	-	-	-	515	-	-	515	-	515
Equity compensation expense	-	-	-	-	303	-	-	303	-	303
Net (loss) income	-	-	-	-	-	(7,794)	-	(7,794)	3,334	(4,460)
Foreign currency translation adjustments	-	-	-	-	-	-	22,975	22,975	14	22,989
Pension and postretirement plans, tax benefit of $11	-	-	-	-	-	-	228	228	-	228
Derivatives valuation, net of tax benefit of $63	-	-	-	-	-	-	(100)	(100)	-	(100)
Unrealized gain on available for sale equity securities, net of tax provision of $2	-	-	-	-	-	-	4	4	-	4
Distribution to non-controlling interest	-	-	-	-	-	-	-	-	(380)	(380)
Balance at June 30, 2014	2,000,000	$20	137,290,980	$1,353	$1,703,483	$(202,016)	$24,372	$1,527,212	$98,989	$1,626,201

Successor From Inception [Member]
Note 12 - Stockholders' Equity (Tables) [Line Items]
Schedule of Stockholders Equity [Table Text Block]
Successor

	Preferred Stock		Common Stock
	Shares	Amount	Shares	Amount	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders' Equity

Balance at April 23, 2013 (Inception)	-	$-	-	$-	$-	$-	$-
Issuance of preferred shares @ $10.00 per share on April 25, 2013	2	-	-	-	-	-	-
Issuance of preferred shares @ $10.00 per share with matching warrants on May 22, 2013 along with 2 matching warrants matching with previously issued preferred shares	1,999,998	-	-	-	20,000	-	20,000
Issuance of common shares @ $10.00 per share with matching warrants on May 22, 2013	-	-	88,529,500	-	885,296	-	885,296
Equity offering cost	-	-	-	-	(24,078)	-	(24,078)
Equity compensation expense	-	-	-	-	49	-	49
Net (loss) income	-	-	-	-	-	(80)	(80)
Balance at June 30, 2013	2,000,000	$-	88,529,500	$-	$881,267	$(80)	$881,187

Predecessor [Member]
Note 12 - Stockholders' Equity (Tables) [Line Items]
Schedule of Stockholders Equity [Table Text Block]
Predecessor
	Series A Preferred Shares	Series B Preferred Shares	Common Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Treasury Stock	Total Stockholders' Equity	Non- controlling interest	Total equity (deficit)
Balance at December 31, 2012	$525,027	$-	$50,000	$2,318	$(273,086)	$(30,270)	$(1,264)	$272,725	$(288)	$272,437
Net (loss) income	-	-	-	-	9,393	-	-	9,393	180	9,573
Equity compensation	-	-	-	78	-	-	-	78	-	78
Accrual of paid in kind dividend on cumulative preferred shares	20,805	267	-	-	(21,072)	-	-	-	-	-
Foreign currency translation adjustments	-	-	-	-	-	(22,009)	-	(22,009)	(32)	(22,041)
Derivatives valuation, net of tax benefit of $227	-	-	-	-	-	(423)	-	(423)	-	(423)
Unrealized loss on available for sale equity securities, net of tax expense of $17	-	-	-	-	-	32	-	32	-	32
Shares repurchased	(500,000)	-	-				(8)	(500,008)	-	(500,008)
Shares exchanged	(44,977)	44,977	-					-	-	-
Shares canceled	(855)	-	(417)				1,272	-	-	-
Dividend paid to non-controlling interest partner	-	-	-	-	-	-	-	-	(304)	(304)
Contribution from non-controlling interest	-	-	-	-	-	-	-	-	17	17
Balance at June 30, 2013	$-	$45,244	$49,583	$2,396	$(284,765)	$(52,670)	$-	$(240,212)	$(427)	$(240,639)